Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings [Abstract]
BORROWINGS

NOTE 12 – BORROWINGS

As part of our efforts to manage working capital and improve liquidity, we arranged for Axis Bank to issue a Letter of Credit (LC) on behalf of one of our customers, Indraprastha Cancer Society & Research Centre (RGCI), for $452,818. This LC was valid for a period of 666 days. It was classified as a short-term liability (including interest) for the year ended December 31, 2023, which has been settled by RGCI directly with the Axis Bank during the year ended December 31, 2024.

	2024	2023
Current maturities of long-term debt	-	510,189